SUBSEQUENT EVENTS (Narrative) (Details)					12 Months Ended
	Jun. 01, 2023 $ / shares shares	May 24, 2023 shares	Apr. 14, 2023 $ / shares shares	Apr. 13, 2023 CAD ($) Share $ / shares	Mar. 31, 2023 CAD ($) Share $ / shares shares	Mar. 31, 2022 CAD ($) Share $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of share options exercised | Share					348,333	673,333
Exercise price of share options exercised | $ / shares					$ 0.58	$ 0.59
Proceeds from stock options exercised | $					$ 46,000	$ 406,967
Number of shares issued | shares					285,924	673,333
Subsequent event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of share options exercised | Share				50,000
Exercise price of share options exercised | $ / shares				$ 1.76
Proceeds from stock options exercised | $				$ 88,000
Subsequent event [Member] | Common Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Bid period		over a period of one year
Subsequent event [Member] | Common Shares [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued in bid | shares		4,979,349
Subsequent event [Member] | Directors Officers Employees And Consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of share options exercised | $ / shares			$ 2.12
Number of shares issued | shares			600,000
Subsequent event [Member] | Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share option expiration period			April 14, 2026
Description of vesting			1/3 at April 14, 2023; 1/3 at April 14, 2024; 1/3 at April 14, 2025
Subsequent event [Member] | Directors And Officers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share option expiration period			April 14, 2028
Description of vesting			1/3 at April 14, 2023; 1/3 at October 14, 2023; 1/3 at April 14, 2024
Subsequent event [Member] | Directors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of share options exercised | $ / shares	$ 2.24
Share option expiration period	June 1, 2028
Description of vesting	1/3 at June 1, 2023; 1/3 at December 1, 2023; 1/3 at June 1, 2024
Number of shares issued | shares	250,000